Statutory capital and surplus - Non U.S. and U.S. (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 GBP (£) subsidiary
Statutory and capital surplus
Lloyd's approved net capacity	$ 100.0
Sirius Bermuda
Statutory and capital surplus
Ownership percentage	87.00%			87.00%
Sirius America
Statutory and capital surplus
Statutory net (loss) income	$ 38.7
Bermuda
Statutory and capital surplus
Number of subsidiaries | subsidiary	2			2
Actual statutory capital and surplus		$ 2,300.0
Bermuda | Sirius Bermuda
Statutory and capital surplus
Solvency Capital Requirement		813.6
Bermuda | Alstead Re
Statutory and capital surplus
Solvency Capital Requirement		1.0
Sweden
Statutory and capital surplus
Solvency Capital Requirement	$ 1,300.0
Actual statutory capital and surplus	$ 1,700.0
U.K. | Sirius International Corporate Member Ltd
Statutory and capital surplus
Ownership percentage	100.00%			100.00%
Lloyd's approved net capacity | £				£ 137.0
U.S. | Sirius America
Statutory and capital surplus
Actual statutory capital and surplus	$ 609.0	522.1
Statutory net (loss) income	17.4	(25.0)	$ (9.9)
NAIC risk based capital authorized control level	98.7
U.S. | Oakwood
Statutory and capital surplus
Solvency Capital Requirement	7.5
Actual statutory capital and surplus	40.0	39.7
Statutory net (loss) income	(0.5)	(1.0)	$ (1.1)
NAIC risk based capital authorized control level	3.8
U.S. | WRM America
Statutory and capital surplus
Solvency Capital Requirement	9.8
Actual statutory capital and surplus	13.8	13.9
Statutory net (loss) income	(0.2)	$ 0.0
NAIC risk based capital authorized control level	0.0
U.S. | Sirius Specialty's
Statutory and capital surplus
Solvency Capital Requirement	47.0
Actual statutory capital and surplus	52.7
Statutory net (loss) income	(2.8)
NAIC risk based capital authorized control level	$ 0.1